SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
2025	$ 62,868
2026	62,868
2027	62,868
2028	62,868
2029	62,868
Total lease payments	314,340
Less: imputed interest	(25,966)
Total operating lease liabilities, net of interest	$ 288,374	$ 34,143